Inventory (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory
Finished goods	$ 2,384,704	$ 2,305,746
Raw materials	2,403,652	1,383,572
Inventory provision	(23,898)	(57,695)
Total inventory	$ 4,764,458	$ 3,631,623